Accounting Changes, Change in Accounting Estimate and New Accounting Standard (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended				3 Months Ended								12 Months Ended							6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Change in Accounting Estimate, Increase in Depreciable Lives	Dec. 31, 2011 Class A common stock	Sep. 30, 2011 Class A common stock	Jun. 30, 2011 Class A common stock	Mar. 31, 2011 Class A common stock	Dec. 31, 2010 Class A common stock	Sep. 30, 2010 Class A common stock	Jun. 30, 2010 Class A common stock	Mar. 31, 2010 Class A common stock	Dec. 31, 2011 Class A common stock	Dec. 31, 2010 Class A common stock	Dec. 31, 2009 Class A common stock	Dec. 31, 2011 Class A common stock Change in Accounting Estimate, Increase in Depreciable Lives	Dec. 31, 2011 DIRECTV U.S.	Dec. 31, 2010 DIRECTV U.S.	Dec. 31, 2009 DIRECTV U.S.	Jun. 30, 2011 Subscriber leased equipment - set-top receivers High definition DIRECTV U.S. Before change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2010 Subscriber leased equipment - set-top receivers High definition DIRECTV U.S. Before change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2009 Subscriber leased equipment - set-top receivers High definition DIRECTV U.S. Before change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2011 Subscriber leased equipment - set-top receivers High definition DIRECTV U.S. After change in estimate Change in Accounting Estimate, Increase in Depreciable Lives year	Dec. 31, 2011 Subscriber leased equipment - set-top receivers Standard definition DIRECTV U.S. year	Dec. 31, 2010 Subscriber leased equipment - set-top receivers Standard definition DIRECTV U.S. year	Dec. 31, 2009 Subscriber leased equipment - set-top receivers Standard definition DIRECTV U.S. year
Change in Accounting Estimate
Estimated useful lives (in years)																												3	3	3	4	3	3	3
Depreciation and amortization expense									$ 2,349	$ 2,482	$ 2,640	$ (141)													$ 1,587	$ 1,926	$ 2,275
Net income attributable to DIRECTV	$ 718	$ 516	$ 701	$ 674	$ 618	$ 479	$ 543	$ 558	$ 2,609	$ 2,198	$ 942	$ 86									$ 2,609	$ 2,014	$ 942
Basic earnings attributable to DIRECTV Class A stockholders per common share (in dollars per share)													$ 1.02	$ 0.70	$ 0.92	$ 0.85	$ 0.75	$ 0.56	$ 0.42	$ 0.60	$ 3.49	$ 2.31	$ 0.96	$ 0.12
Diluted earnings attributable to DIRECTV Class A stockholders per common share (in dollars per share)													$ 1.02	$ 0.70	$ 0.91	$ 0.85	$ 0.74	$ 0.55	$ 0.42	$ 0.59	$ 3.47	$ 2.30	$ 0.95	$ 0.11